Property, Plant and Equipment - Net - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018
Property, Plant and Equipment [Line Items]
Finance lease right of use asset	$ 9,200		$ 9,200	$ 5,800
Finance lease obligation	7,900		7,900	5,800
Depreciation	33,603	$ 24,155	33,703	26,293
Interest Capitalized	$ 800	700
Assets Under Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Accumulated amortization leased assets		3,900	3,700	$ 3,300
Assets under Build to Suit lease [Member]
Property, Plant and Equipment [Line Items]
Accumulated amortization leased assets		$ 500	$ 300